Equity - Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Warrants Outstanding
Balance at the beginning	1,254,441	156	156
Granted/Acquired	4,523,333	1,254,285	0
Forfeited	0	0	0
Exercised	0	0	0
Balance at the end	5,777,774	1,254,441	156
Exercisable Shares
Balance at the beginning	1,254,441	156	156
Granted/Acquired	4,523,333	1,254,285	0
Forfeited	0	0	0
Exercised	0	0	0
Balance at the end	5,777,774	1,254,441	156
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 29.91	$ 90.00	$ 90.00
Granted/Acquired (in dollars per share)	1.3552	29.90	0
Forfeited (in dollars per share)	0	0	0
Exercised (in dollars per share)	0	0	0
Balance at the end (in dollars per share)	$ 7.55	$ 29.91	$ 90.00
Average Remaining Contractual Life
Balance at the beginning (in years)	4 years 9 months 3 days	2 years 10 months 9 days	3 years 10 months 17 days
Granted/Acquired (in years)	7 years	5 years	0 years
Forfeited (in years)	0 years	0 years	0 years
Exercised (in years)	0 years	0 years	0 years
Balance at the end (in years)	3 years 10 months 20 days	4 years 9 months 3 days	2 years 10 months 9 days